SEMI-ANNUAL REPORT
JUNE 30, 2000


Mercury
QA Strategy Series,
Inc.


MERCURY QA STRATEGY
GROWTH AND INCOME FUND

MERCURY QA STRATEGY
LONG-TERM GROWTH FUND

MERCURY QA STRATEGY
ALL-EQUITY FUND


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Dean D'Onofrio, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Allan J. Oster, Secretary

Custodian
The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



June 30, 2000  2  Mercury QA Strategy Series, Inc.



DEAR SHAREHOLDER

We are pleased to provide you with the first semi-annual report for Mercury QA Strategy Series, Inc. Mercury QA Strategy Series consists of three asset-allocation portfolios. These Funds are invested in a mix of underlying style-pure and capitalization-pure equity mutual funds and a fixed-income fund. Mercury QA Strategy Series includes the following three portfolios: Mercury QA Strategy Growth and Income Fund, Mercury QA Strategy Long-Term Growth Fund and Mercury QA Strategy All-Equity Fund. (Complete performance information for each of the Funds can be found on pages 5 - 8 of this report to shareholders.)

Market Environment
The US economy appears to be slowing down. As a result, significant increases in inflation and interest rates may not happen, which is usually good news for financial assets. On the other hand, slower economic growth probably means slower profit growth, a prospect that may weigh on the markets over the summer.

Despite the decline of technology share prices during April and May, large cap growth stocks have a positive year-to-date return through June. Furthermore, continuing a trend that we have seen for much of the 1990s, growth stocks outpaced value stocks for the first half of the year. Large cap growth stocks returned +2.6% over the first half of the year, as measured by the unmanaged S&P 500/Barra Growth Index, while large cap value stocks fell -4.1%, as measured by the S&P 500/Barra Value Index. Reversing a pattern we also saw for the better part of the past decade, small cap stocks have outperformed large cap stocks thus far in 2000.

Investment Outlook
We continue to tilt Mercury QA Strategy Series toward growth stocks, small cap stocks and international stocks. We believe that many growth stocks, including industries in the technology sector, look attractive given their price declines in the second quarter and their solid earnings outlook. Small cap stocks continue to look very attractive to us relative to large cap stocks on almost every valuation measure, including price-to-earnings (22.0 versus 29.8), price-to-book (2.4 versus 5.0) and price-to-free cash flow (18.3 versus 32.3). Finally, we believe that international stocks, particularly in Europe, are relatively inexpensive given their potential for earnings growth through productivity gains and consolidation.


June 30, 2000   3   Mercury QA Strategy Series, Inc.


In Conclusion
We thank you for your investment in Mercury QA Strategies Series, Inc., and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Philip M. Green)
Philip M. Green
Senior Vice President and
Portfolio Manager


August 8, 2000



June 30, 2000   4   Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.



June 30, 2000   5   Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA (CONTINUED)



RECENT PERFORMANCE RESULTS*

                                                          Since Inception
As of June 30, 2000                                         Total Return

Growth and Income Fund Class I                                  -0.70%

Growth and Income Fund Class A                                  -0.70

Growth and Income Fund Class B                                  -0.80

Growth and Income Fund Class C                                  -0.90

Long-Term Growth Fund Class I                                   -1.00

Long-Term Growth Fund Class A                                   -1.10

Long-Term Growth Fund Class B                                   -1.10

Long-Term Growth Fund Class C                                   -1.10

All-Equity Fund Class I                                         -1.30

All-Equity Fund Class A                                         -1.40

All-Equity Fund Class B                                         -1.40

All-Equity Fund Class C                                         -1.40


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/2/00.


June 30, 2000   6   Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA (CONTINUED)



AGGREGATE TOTAL RETURN--GROWTH AND INCOME FUND

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
Inception (6/2/00)
through 6/30/00                            -0.70%         -5.91%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
Inception (6/2/00)
through 6/30/00                            -0.70%         -5.91%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
Inception (6/2/00)
through 6/30/00                            -0.80%         -4.77%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
Inception (6/2/00)
through 6/30/00                            -0.90%         -1.89%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


AGGREGATE TOTAL RETURN--LONG-TERM GROWTH FUND


                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
Inception (6/2/00)
through 6/30/00                            -1.00%         -6.20%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
Inception (6/2/00)
through 6/30/00                            -1.10%         -6.29%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
Inception (6/2/00)
through 6/30/00                            -1.10%         -5.06%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.

                                       % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
Inception (6/2/00)
through 6/30/00                            -1.10%         -2.09%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


June 30, 2000   7   Mercury QA Strategy Series, Inc.



FUND PERFORMANCE DATA (CONCLUDED)


AGGREGATE TOTAL RETURN--ALL-EQUITY FUND



                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
Inception (6/2/00)
through 6/30/00                            -1.30%         -6.48%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
Inception (6/2/00)
through 6/30/00                            -1.40%         -6.58%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
Inception (6/2/00)
through 6/30/00                            -1.40%         -5.34%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
Inception (6/2/00)
through 6/30/00                            -1.40%         -2.39%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


June 30, 2000   8   Mercury QA Strategy Series, Inc.



SCHEDULE OF INVESTMENTS

MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND
                                                                          In US Dollars
                       Shares
Industry                Held                   Mutual Funds                        Value
Mutual Funds--         55,144        Mercury QA International Fund         $       545,375
39.9%                 276,947        Mercury QA Large Cap Core Fund              2,727,931
                       43,236        Mercury QA Large Cap Growth Fund              446,626
                       33,847        Mercury QA Large Cap Value Fund               316,474
                       26,052        Mercury QA Mid Cap Fund                       255,305
                       25,200        Mercury QA Small Cap Fund                     252,502

                                     Total Investments in Mutual Funds
                                     (Cost--$4,593,417)--39.9%                   4,544,213

                         Face
                       Amount              Short-Term Securities

Commercial        $   505,000        General Motors Acceptance Corp., 7.13%
Paper*--4.4%                         due 7/03/2000                                 504,800

US Government       2,600,000        Federal Farm Credit Bank, 6.57%
Agency                               due 7/03/2000                               2,599,051
Obligations*--        400,000        Federal Home Loan Banks, 6.48%
49.2%                                due 7/03/2000                                 399,856
                    2,600,000        Federal Home Loan Mortgage Corporation,
                                     6.57% due 7/03/2000                         2,599,051
                                                                              ------------
                                                                                 5,597,958

                                     Total Investments in Short-Term Securities
                                     (Cost--$6,102,758)--53.6%                   6,102,758

                                     Total Investments
                                     (Cost--$10,696,175)--93.5%                 10,646,971

                                     Variation Margin on Financial
                                     Futures Contracts**--(0.2%)                  (23,225)

                                     Other Assets Less Liabilities--6.7%           760,470
                                                                              ------------
                                     Net Assets--100.0%                       $ 11,384,216
                                                                              ============


*Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2000 were as follows:


Number of                                    Expiration
Contracts               Issue                   Date           Value

   6   S&P 500 Financial Futures Index     September 2000   $  2,202,150
                                                            ------------
Total Financial Futures Contracts Purchased
(Contract Price--$2,225,411)                                $  2,202,150
                                                            ============

See Notes to Financial Statements.


June 30, 2000   9   Mercury QA Strategy Series, Inc.



SCHEDULE OF INVESTMENTS (CONTINUED)

MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND
                                                                          In US Dollars
                       Shares
Industry                Held                   Mutual Funds                        Value
Mutual Funds--         90,311        Mercury QA International Fund         $       893,180
61.7%                 745,331        Mercury QA Large Cap Core Fund              7,341,506
                      109,000        Mercury QA Large Cap Growth Fund            1,125,970
                      104,000        Mercury QA Large Cap Value Fund               972,400
                       55,157        Mercury QA Mid Cap Fund                       540,536
                       86,000        Mercury QA Small Cap Fund                     861,720

                                     Total Investments in Mutual Funds
                                     (Cost--$11,851,423)--61.7%                 11,735,312

                         Face
                       Amount                Short-Term Securities

US Government   $   1,800,000        Federal Farm Credit Bank, 6.57%
Agency                               due 7/03/2000                               1,799,343
Obligations*--      4,620,000        Federal Home Loan Mortgage Corporation,
33.7%                                6.57% due 7/03/2000                         4,618,314

                                     Total Investments in Short-Term Securities
                                     (Cost--$6,417,657)--33.7%                   6,417,657

                                     Total Investments
                                     (Cost--$18,269,080)--95.4%                 18,152,969

                                     Variation Margin on Financial
                                     Futures Contracts**--(0.2%)                  (38,525)

                                     Other Assets Less Liabilities--4.8%           912,070
                                                                              ------------
                                     Net Assets--100.0%                       $ 19,026,514
                                                                              ============

*Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2000 were as follows:

Number of                                    Expiration
Contracts               Issue                   Date           Value

   9       S&P 500 Financial Futures Index September 2000   $  3,303,225
                                                            ------------
Total Financial Futures Contracts Purchased
(Contract Price--$3,341,823)                                $  3,303,225
                                                            ============

See Notes to Financial Statements.

June 30, 2000   10   Mercury QA Strategy Series, Inc.



SCHEDULE OF INVESTMENTS (CONCLUDED)

MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND
                                                                          In US Dollars
                       Shares
Industry                Held                   Mutual Funds                        Value
Mutual Funds--        324,968        Mercury QA International Fund          $    3,213,930

81.7%               2,012,318        Mercury QA Large Cap Core Fund             19,821,331
                      376,108        Mercury QA Large Cap Growth Fund            3,885,196
                      299,551        Mercury QA Large Cap Value Fund             2,800,807
                      238,107        Mercury QA Mid Cap Fund                     2,333,444
                      263,164        Mercury QA Small Cap Fund                   2,636,903

                                     Total Investments in Mutual Funds
                                     (Cost--$35,076,784)--81.7%                 34,691,611

                         Face
                       Amount                Short-Term Securities

US Government   $   6,114,000        Federal Home Loan Mortgage Corporation,
Agency                               6.57% due 7/03/2000                         6,111,768
Obligations*--14.4%

                                     Total Investments in Short-Term Securities
                                     (Cost--$6,111,768)--14.4%                   6,111,768

                                     Total Investments
                                     (Cost--$41,188,552)--96.1%                 40,803,379

                                     Variation Margin on Financial
                                     Futures Contracts**--(0.2%)                  (92,225)

                                     Other Assets Less Liabilities--4.1%         1,755,344
                                                                              ------------
                                     Net Assets--100.0%                       $ 42,466,498
                                                                              ============

*Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2000 were as follows:

Number of                                    Expiration
Contracts               Issue                   Date           Value

   21      S&P 500 Financial Futures Index September 2000   $  7,707,525
                                                            ------------
Total Financial Futures Contracts Purchased
(Contract Price--$7,799,291)                                $  7,707,525
                                                            ============

See Notes to Financial Statements.


June 30, 2000   11   Mercury QA Strategy Series, Inc.


STATEMENTS OF ASSETS AND
LIABILITIES
As of June 30, 2000
MERCURY QA STRATEGY SERIES, INC.
                                                                            GROWTH AND        LONG-TERM
                                                                           INCOME FUND       GROWTH FUND
Assets:
Investments, at value*                                                      $ 10,646,971   $ 18,152,969
Cash on financial futures contracts                                              166,713        240,927
Receivables:
  Capital shares sold                                                            662,804        423,096
  Securities sold                                                                     --        263,000
  Investment adviser                                                            11,708           17,837
Prepaid registration fees and other assets                                        66,019         78,062
                                                                            ------------   ------------
Total assets                                                                  11,554,215     19,175,891
                                                                            ------------   ------------

Liabilities:
Payables:
  Variation margin                                                                23,225         38,525
  Capital shares redeemed                                                         56,451          1,632
  Distributor                                                                      6,291         11,244
Accrued expenses and other liabilities                                            84,032         97,976
                                                                            ------------   ------------
Total liabilities                                                                169,999        149,377
                                                                            ------------   ------------
Net Assets:
Net assets                                                                  $ 11,384,216   $ 19,026,514
                                                                            ============   ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                             $          7   $         14
Class A Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                                        8             11
Class B Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                                       37             81
Class C Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                                       62             87
Paid-in capital in excess of par                                              11,453,624     19,184,704
Undistributed investment income--net                                              15,776         18,903
Accumulated realized capital losses on investments--net                         (12,833)       (22,577)
Unrealized depreciation on investments--net                                     (72,465)      (154,709)
                                                                            ------------   ------------
Net assets                                                                  $ 11,384,216   $ 19,026,514
                                                                            ============   ============

Net Asset Value:
Class I:            Net assets                                              $    673,200   $  1,360,496
                                                                            ============   ============
                      Shares outstanding                                          67,766        137,477
                                                                            ============   ============
                      Net asset value                                       $       9.93   $       9.90
                                                                            ============   ============
Class A:            Net assets                                              $    836,161   $  1,069,460
                                                                            ============   ============
                      Shares outstanding                                          84,179        108,091
                                                                            ============   ============
                      Net asset value                                       $       9.93   $       9.89
                                                                            ============   ============
Class B:            Net assets                                              $  3,701,215   $  8,002,876
                                                                            ============   ============
                      Shares outstanding                                         372,967        809,388
                                                                            ============   ============
                      Net asset value                                       $       9.92   $       9.89
                                                                            ============   ============
Class C:            Net assets                                              $  6,173,640   $  8,593,682
                                                                            ============   ============
                      Shares outstanding                                         623,185        869,151
                                                                            ============   ============
                      Net asset value                                       $       9.91   $       9.89
                                                                            ============   ============

*Identified cost                                                            $ 10,696,175   $ 18,269,080
                                                                            ============   ============


See Notes to Financial Statements.


June 30, 2000   12   Mercury QA Strategy Series, Inc.


STATEMENTS OF ASSETS AND LIABILITIES
(CONCLUDED)
As of June 30, 2000
MERCURY QA STRATEGY SERIES, INC.
                                                                                             ALL-EQUITY
                                                                                                FUND
Assets:
Investments, at value*                                                                     $ 40,803,379
Cash                                                                                                500
Cash on financial futures contracts                                                             595,592
Receivables:
  Capital shares sold                                                                         1,271,743
  Investment adviser                                                                             23,113
Prepaid registration fees and other assets                                                      168,066
                                                                                           ------------
Total assets                                                                                 42,862,393
                                                                                           ------------

Liabilities:
Payables:
  Variation margin                                                                               92,225
  Capital shares redeemed                                                                        86,146
  Distributor                                                                                    26,345
Accrued expenses and other liabilities                                                          191,179
                                                                                           ------------
Total liabilities                                                                               395,895
                                                                                           ------------

Net Assets:
Net assets                                                                                 $ 42,466,498
                                                                                           ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                                            $         22
Class A Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                                                      28
Class B Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                                                     186
Class C Shares of Common Stock, $.0001 par value,
  166,666,667 shares authorized                                                                     194
Paid-in capital in excess of par                                                             42,946,033
Undistributed investment income--net                                                             15,459
Accumulated realized capital losses on investments--net                                        (18,485)
Unrealized depreciation on investments--net                                                   (476,939)
                                                                                           ------------
Net assets                                                                                 $ 42,466,498
                                                                                           ============

Net Asset Value:
Class I:            Net assets                                                             $  2,198,850
                                                                                           ============
                      Shares outstanding                                                        222,854
                                                                                           ============
                      Net asset value                                                      $       9.87
                                                                                           ============
Class A:            Net assets                                                             $  2,762,033
                                                                                           ============
                      Shares outstanding                                                        280,000
                                                                                           ============
                      Net asset value                                                      $       9.86
                                                                                           ============
Class B:            Net assets                                                             $ 18,372,088
                                                                                           ============
                      Shares outstanding                                                      1,863,462
                                                                                           ============
                      Net asset value                                                      $       9.86
                                                                                           ============
Class C:            Net assets                                                             $ 19,133,527
                                                                                           ============
                      Shares outstanding                                                      1,940,660
                                                                                           ============
                      Net asset value                                                      $       9.86
                                                                                           ============

*Identified cost                                                                           $ 41,188,552
                                                                                           ============

See Notes to Financial Statements.



JUNE 30, 2000   13   MERCURY QA STRATEGY SERIES, INC.



STATEMENTS OF OPERATIONS
For the Period June 2, 2000++ to June 30, 2000
MERCURY QA STRATEGY SERIES, INC.
                                                          GROWTH AND           LONG-TERM     ALL-EQUITY
                                                          INCOME FUND         GROWTH FUND        FUND
Investment Income:
Interest and discount earned                              $    24,191         $    31,302    $    41,804
                                                    -----------------------------------------------------

Expenses:
Registration fees                                               8,624               8,322          8,625
Account maintenance and distribution
  fees--Class B                                                 2,798               5,615         13,304
Account maintenance and distribution
  fees--Class C                                                 3,371               5,420         12,562
Adminstrative fees                                              2,479               4,491         10,238
Offering costs                                                  2,203               3,724          9,272
Investment advisory fees                                        1,062               1,925          4,388
Accounting services                                               770               3,318          1,044
Professional fees                                               1,444               1,393          1,444
Printing and shareholder reports                                  412               1,393            550
Transfer agent fees--Class B                                      112                 299            819
Transfer agent fees--Class C                                      136                 290            770
Account maintenance fees--Class A                                 121                 209            479
Directors' fees and expenses                                       96                 157            381
Transfer agent fees--Class A                                       19                  44            118
Transfer agent fees--Class I                                       17                  51             90
                                                    -----------------------------------------------------
Total expenses before reimbursement                            23,664              36,651         64,084
Reimbursement of expenses                                    (15,249)            (24,252)       (37,739)
                                                    -----------------------------------------------------
Total expenses after reimbursement                              8,415              12,399         26,345
                                                    -----------------------------------------------------
Investment income--net                                         15,776              18,903         15,459
                                                    -----------------------------------------------------

Realized & Unrealized Loss on
Investments--Net:
Realized loss on investments--net                            (12,833)            (22,577)       (18,485)
Unrealized depreciation on investments--net                  (72,465)           (154,709)      (476,939)
                                                    -----------------------------------------------------
Net Decrease in Net Assets Resulting from
  Operations                                             $   (69,522)        $  (158,383)  $   (479,965)
                                                    =====================================================

++Commencement of operations.

See Notes to Financial Statements.


June 30, 2000   14   Mercury QA Strategy Series, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS
For the Period June 2, 2000++ to June 30, 2000
MERCURY QA STRATEGY SERIES, INC.

                                                          GROWTH AND          LONG-TERM       ALL-EQUITY
Increase (Decrease in Net Assets::                        INCOME FUND         GROWTH FUND        FUND
Operations:
Investment income--net                                    $    15,776         $    18,903    $    15,459
Realized loss on investments--net                            (12,833)            (22,577)       (18,485)
Unrealized depreciation on investments--net                  (72,465)           (154,709)      (476,939)
                                                    -----------------------------------------------------
Net decrease in net assets resulting from
  operations                                                 (69,522)           (158,383)      (479,965)
                                                    -----------------------------------------------------

Capital Share Transactions:
Net increase in net assets derived from capital
  share transactions                                       11,353,738          19,084,897      42,846,463
                                                    -----------------------------------------------------

Net Assets:
Total increase in net assets                               11,284,216          18,926,514     42,366,498
Beginning of period                                           100,000             100,000        100,000
                                                    -----------------------------------------------------
End of period*                                            $11,384,216         $19,026,514    $42,466,498
                                                    =====================================================

*Undistributed investment income--net                     $    15,776         $    18,903    $    15,459
                                                    =====================================================


++Commencement of operations.

See Notes to Financial Statements.




June 30, 2000   15   Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS
MERCURY QA STRATEGY SERIES, INC.--GROWTH AND INCOME FUND

The following per share data and ratios have been derived from information provided in the financial statements.
                                                            For the Period June 2, 2000++ to
                                                                      June 30, 2000
Increase (Decrease) in Net Asset Value:            Class I        Class A          Class B      Class C
Per Share Operating Performance:

Net asset value, beginning of period                 $  10.00       $  10.00      $  10.00       $  10.00
                                                    -----------------------------------------------------
Investment income--net                                     02           .02            .02            .01
Realized and unrealized loss on
  investments--net                                      (.09)          (.09)         (.10)          (.10)
                                                    -----------------------------------------------------
Total from investment operations                        (.07)          (.07)         (.08)          (.09)
                                                    -----------------------------------------------------
Net asset value, end of period                       $   9.93       $   9.93      $   9.92       $   9.91
                                                    =====================================================

Total Investment Return:**

Based on net asset value per share                  (.70%)+++      (.70%)+++     (.80%)+++      (.90%)+++
                                                    =====================================================

Ratios to Average Net Assets:

Expenses, net of reimbursement                          .30%*          .55%*        1.30%*         1.30%*
                                                    =====================================================
Expenses                                               2.45%*         2.70%*        3.44%*         3.47%*
                                                    =====================================================
Investment income --net                                3.12%*         2.88%*        2.11%*         2.12%*
                                                    =====================================================

Supplemental Data:

Net assets, end of period (in thousands)             $    673       $    836      $  3,701       $  6,174
                                                    =====================================================
Portfolio turnover                                     25.84%         25.84%        25.84%         25.84%
                                                    =====================================================

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.


June 30, 2000   16   Mercury QA Strategy Series, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY QA STRATEGY SERIES, INC.--LONG-TERM GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                            For the Period June 2, 2000++ to
                                                                      June 30, 2000
Increase (Decrease) in Net Asset Value:              Class I        Class A        Class B      Class C
Per Share Operating Performance:
Net asset value, beginning of period                 $  10.00       $  10.00      $  10.00       $  10.00
                                                    -----------------------------------------------------
Investment income--net                                    .02           .02            .01            .01
Realized and unrealized loss on
  investments--net                                      (.12)          (.13)         (.12)          (.12)
                                                    -----------------------------------------------------
Total from investment operations                        (.10)          (.11)         (.11)          (.11)
                                                    -----------------------------------------------------
Net asset value, end of period                       $   9.90       $   9.89      $   9.89       $   9.89
                                                    =====================================================

Total Investment Return:**

Based on net asset value per share                 (1.00%)+++     (1.10%)+++    (1.10%)+++     (1.10%)+++
                                                    =====================================================

Ratios to Average Net Assets:

Expenses, net of reimbursement                          .10%*          .36%*        1.09%*         1.09%*
                                                    =====================================================
Expenses                                               1.98%*         2.22%*        2.97%*         2.99%*
                                                    =====================================================
Investment income --net                                2.41%*         2.20%*        1.35%*         1.32%*
                                                    =====================================================

Supplemental Data:

Net assets, end of period (in thousands)             $  1,361       $  1,069      $  8,003       $  8,594
                                                    =====================================================
Portfolio turnover                                      4.48%          4.48%         4.48%          4.48%
                                                    =====================================================

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.


June 30, 2000   17   Mercury QA Strategy Series, Inc.



FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY QA STRATEGY SERIES, INC.--ALL-EQUITY FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                            For the Period June 2, 2000++ to
                                                                      June 30, 2000
Increase (Decrease) in Net Asset Value:              Class I        Class A        Class B      Class C
Per Share Operating Performance:

Net asset value, beginning of period                 $  10.00       $  10.00      $  10.00       $  10.00
                                                    -----------------------------------------------------
Investment income--net                                   .01           .01         --++++         --++++
Realized and unrealized loss on
investments--net                                        (.14)          (.15)         (.14)          (.14)
                                                    -----------------------------------------------------
Total from investment operations                        (.13)          (.14)         (.14)          (.14)
                                                    -----------------------------------------------------
Net asset value, end of period                       $   9.87       $   9.86      $   9.86       $   9.86
                                                    =====================================================

Total Investment Return:**

Based on net asset value per share                 (1.30%)+++     (1.40%)+++    (1.40%)+++     (1.40%)+++
                                                    =====================================================

Ratios to Average Net Assets:
Expenses, net of reimbursement                          .00%*          .26%*        1.01%*          .99%*
                                                    =====================================================
Expenses                                               1.29%*         1.54%*        2.29%*         2.29%*
                                                    =====================================================
Investment income--net                                 1.35%*        1.22%*          .44%*          .42%*
                                                    =====================================================

Supplemental Data:
Net assets, end of period (in thousands)             $  2,199       $  2,762      $ 18,372       $ 19,133
                                                    =====================================================
Portfolio turnover                                      2.82%          2.82%         2.82%          2.82%
                                                    =====================================================


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.


See Notes to Financial Statements.



June 30, 2000   18   Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS


MERCURY QA STRATEGY SERIES, INC.

1    Significant Accounting Policies:
Mercury QA Strategy Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of three separate funds: Mercury QA Strategy Growth and Income Fund ("Growth and Income Fund"), Mercury QA Strategy Long-Term Growth Fund ("Long-Term Growth Fund") and Mercury QA Strategy All-Equity Fund ("All-Equity Fund") (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds") managed or distributed by Mercury Advisors ("Mercury"), or one of its affiliates. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Prior to commencement of operations on June 2, 2000, the Funds had no operations other than those relating to organizational matters and the issuance of 10,000 capital shares of each Fund on February 25, 2000 to Mercury, a division of Fund Asset Management, L.P. ("FAM"), for $100,000 per Fund. Each Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--Portfolio securities of the Funds and the Underlying Funds that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Corporation's Board of Directors.


June 30, 2000  19  Mercury QA Strategy Series, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


June 30, 2000  20  Mercury QA Strategy Series, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income, including dividend income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the underlying funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to the Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.

2 Investment Advisory Agreement and Transactions with Affiliates:

The Corporation has entered into an Investment Advisory Agreement with Mercury. The general partner of Mercury is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Mercury is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of
 .15% of that Fund's average daily net assets.


June 30, 2000  21  Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


The Corporation has also entered into an Administrative Agreement with Mercury. The Corporation pays a monthly fee at an annual rate of .35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds.

For the period June 2, 2000 to June 30, 2000, Mercury earned fees of $1,062, $1,925 and $4,388 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, all of which were voluntarily waived. In addition, Mercury reimbursed additional expenses of $14,187, $22,327 and $33,351 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                         Account
                     Maintenance Fee        Distribution Fee

Class A                      .25%               --

Class B                      .25%              .75%

Class C                      .25%              .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period June 2, 2000 to June 30, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class I and Class A Shares as follows:

                           Growth and        Long-Term        All-Equity
                          Income Fund       Growth Fund          Fund
Class I:

      FAMD                     --                --              $    36
      MLPF&S                   --                --              $   650

Class A:

      FAMD                  $   840           $   224           $  1,409
      MLPF&S                $34,524           $49,956           $109,652



June 30, 2000   22   Mercury QA Strategy Series, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:

                                              Class B         Class C

Growth and Income Fund                        $  212              --

Long-Term Growth Fund                         $  164             $428

All-Equity Fund                               $1,140             $104


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

Accounting services are provided to the Corporation by FAM at cost.

Certain officers and/or directors of the Corporation are officers and/or directors of Mercury, FAM, PSI, FAMD, FDS, and/or ML & Co.

3 Investments:
Purchases and sales of investments, excluding short-term securities, for the period June 2, 2000 to June 30, 2000 were as follows:

                                             Purchases         Sales

Growth and Income Fund                    $  5,190,000      $    587,000

Long-Term Growth Fund                      $12,118,000      $    263,000

All-Equity Fund                            $35,569,956      $    489,555


Net realized losses for the period June 2, 2000 to June 30, 2000 and net unrealized losses as of June 30, 2000 were as follows:

                                              Realized       Unrealized
GROWTH AND INCOME FUND                         Losses          Losses

Long-term investments                   $    (9,583)       $    (49,204)
Financial futures contracts                  (3,250)            (23,261)
                                        -------------------------------
Total                                   $   (12,833)       $    (72,465)
                                        ===============================

                                              Realized       Unrealized
LONG-TERM GROWTH FUND                          Losses          Losses

Long-term investments                   $    (3,577)       $   (116,111)
Financial futures contracts                 (19,000)            (38,598)
                                        -------------------------------
Total                                   $   (22,577)       $   (154,709)
                                        ===============================

                                              Realized       Unrealized
ALL-EQUITY FUND                                Losses          Losses

Long-term investments                   $    (3,617)       $   (385,173)
Financial futures contracts                 (14,868)            (91,766)
                                        -------------------------------
Total                                   $   (18,485)       $   (476,939)
                                        ===============================


June 30, 2000   23   Mercury QA Strategy Series, Inc.


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

As of June 30, 2000, net unrealized depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:

                            Gross         Gross          Net         Aggregate
                          Unrealized    Unrealized    Unrealized      Cost of
                         Appreciation  Depreciation  Depreciation   Investments

Growth and Income Fund   $   19,818    $   69,022    $   49,204   $  10,696,175

Long-Term Growth Fund     $  58,596   $   174,707    $  116,111   $  18,269,080

All-Equity Fund           $ 162,464    $  547,637    $  385,173   $  41,188,552


4  Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the period June 2, 2000 to June 30, 2000 were as follows:

Growth and Income Fund                                    $   11,353,738

Long-Term Growth Fund                                     $   19,084,897

All-Equity Fund                                           $   42,846,463


Transactions in capital shares for each class were as follows:

GROWTH AND INCOME FUND
Class I Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   65,266        $    652,910
                                        --------------------------------
Net increase                                  65,266        $    652,910
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

GROWTH AND INCOME FUND
Class A Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                    83,098       $    828,796
Shares redeemed                              (1,419)            (14,044)
                                        --------------------------------
Net increase                                  81,679        $    814,752
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


June 30, 2000   24   Mercury QA Strategy Series, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


GROWTH AND INCOME FUND
Class B Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   386,793       $  3,864,048
Shares redeemed                             (16,326)           (163,252)
                                        --------------------------------
Net increase                                 370,467        $  3,700,796
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

GROWTH AND INCOME FUND
Class C Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   635,841      $   6,336,143
Shares redeemed                             (15,156)           (150,863)
                                        --------------------------------
Net increase                                 620,685        $  6,185,280
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

LONG-TERM GROWTH FUND
Class I Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares issued to shareholders                 135,282      $   1,350,493
Shares redeemed                                (305)             (3,068)
                                        --------------------------------
Net increase                                 134,977        $  1,347,425
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

LONG-TERM GROWTH FUND
Class A Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   110,084      $   1,100,612
Shares redeemed                              (4,493)            (44,526)
                                        --------------------------------
Net increase                                 105,591        $  1,056,086
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


June 30, 2000   25   Mercury QA Strategy Series, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

LONG-TERM GROWTH FUND
Class B Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   808,751      $   8,066,384
Shares redeemed                              (1,863)            (18,440)
                                        --------------------------------
Net increase                                 806,888        $  8,047,944
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

LONG-TERM GROWTH FUND
Class C Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   878,708      $   8,752,400
Shares redeemed                             (12,057)           (118,958)
                                        --------------------------------
Net increase                                 866,651        $  8,633,442
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

ALL-EQUITY FUND
Class I Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   226,803      $   2,257,753
Shares redeemed                              (6,449)            (63,845)
                                        --------------------------------
Net increase                                 220,354        $  2,193,908
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

ALL-EQUITY FUND
Class A Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                   282,244      $   2,815,194
Shares redeemed                              (4,744)            (47,069)
                                        --------------------------------
Net increase                                 277,500        $  2,768,125
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


June 30, 2000   26   Mercury QA Strategy Series, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

ALL-EQUITY FUND
Class B Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                 1,891,528       $ 18,871,990
Shares redeemed                             (30,566)           (302,633)
                                        --------------------------------
Net increase                               1,860,962        $ 18,569,357
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.

ALL-EQUITY FUND
Class C Shares for the Period June 2, 2000++                   Dollar
to June 30, 2000                               Shares          Amount

Shares sold                                 1,969,102       $ 19,621,630
Shares redeemed                             (30,942)           (306,557)
                                        --------------------------------
Net increase                               1,938,160        $ 19,315,073
                                        ================================

++Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury for $25,000.


JUNE 30, 2000   27   MERCURY QA STRATEGY SERIES, INC.




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.







Mercury QA Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper